EXCHANGEABLE NOTES AND OTHER BORROWINGS (Schedule of Carrying Value of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Exchangeable senior notes	$ 83,312	$ 0
Total current liabilities	83,312	0
Exchangeable senior notes	0	82,664
Other borrowings	0	31
Total value of embedded derivatives - liability	0	1,370
Total non-current liabilities	$ 0	$ 84,065